Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Class A Ordinary Shares		Class A	Class V Ordinary Shares		Treasury shares	Additional paid-in capital	Accumulated Deficit	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2024		[1]			[1]	$ (926)	$ 893,225	$ (354,973)	$ 163	$ 537,489
Balance (in Shares) at Dec. 31, 2024	144,063,496			48,399,922
Balance (in Shares) at Dec. 31, 2024						(145,762)
Net loss								42,378		42,378
Other comprehensive income (loss)									149	149
Share-based compensation							20,574			20,574
Issuance of ordinary shares for exercise of share-based awards		[1]					1,665			1,665
Issuance of ordinary shares for exercise of share-based awards (in shares)	535,865
Repurchase of ordinary shares						$ (30,041)				(30,041)
Repurchase of ordinary shares (in Shares)						(2,462,200)
Cancellation of Class A ordinary shares		[1]				$ 29,967	(29,967)
Cancellation of Class A ordinary shares (in Shares)	(2,535,762)					2,535,762
Issuance of shares, net of transaction costs		[1]					118,540			118,540
Issuance of shares, net of transaction costs (in shares)	6,076,388
Issuance of shares in connection with settlement of convertible notes		[1]					112,951			112,951
Issuance of shares in connection with settlement of convertible notes (in Shares)	10,062,187
Purchase of capped call option in connection with convertible senior notes							(129,607)			(129,607)
Issuance of shares for exercise of warrant		[1]					74,182			74,182
Issuance of shares for exercise of warrant (in Shares)	5,186,627
Conversion of Class V to Class A ordinary shares		[1]			[1]
Conversion of Class V to Class A ordinary shares (in Shares)	4,000,000			(4,000,000)
Balance at Jun. 30, 2025		[1]			[1]	$ (1,000)	1,061,563	(312,595)	312	748,280
Balance (in Shares) at Jun. 30, 2025	167,388,801			44,399,922
Balance (in Shares) at Jun. 30, 2025						(72,200)
Balance at Dec. 31, 2025		[1]			[1]	$ (35,990)	1,418,111	(534,156)	54	848,019
Balance (in Shares) at Dec. 31, 2025	194,516,873			44,399,922
Balance (in Shares) at Dec. 31, 2025			3,364,711			(3,364,711)
Net loss								(251,805)		(251,805)
Other comprehensive income (loss)									(48)	(48)
Share-based compensation							13,527			13,527
Issuance of ordinary shares for exercise of share-based awards		[1]					2,501			2,501
Issuance of ordinary shares for exercise of share-based awards (in shares)	616,071
Repurchase of ordinary shares						$ (3,975)				(3,975)
Repurchase of ordinary shares (in Shares)						(317,501)
Cancellation of Class A ordinary shares		[1]				$ 39,965	(39,965)
Cancellation of Class A ordinary shares (in Shares)	(3,682,212)					3,682,212
Issuance of shares, net of transaction costs		[1]					484,501			484,501
Issuance of shares, net of transaction costs (in shares)	30,428,561
Issuance of shares in connection with settlement of convertible notes		[1]					43,804			43,804
Issuance of shares in connection with settlement of convertible notes (in Shares)	5,503,030
Purchase of capped call option in connection with convertible senior notes							(33,713)			(33,713)
Balance at Jun. 30, 2026		[1]			[1]		$ 1,888,766	$ (785,961)	$ 6	$ 1,102,811
Balance (in Shares) at Jun. 30, 2026	227,382,323			44,399,922
Balance (in Shares) at Jun. 30, 2026

[1]	Amount less than US$1,000